Description of Business and Summary of Significant Accounting Policies (Tables)	12 Months Ended
Dec. 31, 2016
Accounting Policies [Abstract]
Accumulated Other Comprehensive Income (Loss)
Accumulated other comprehensive loss consisted of the following at December 31, 2016 and 2015:

	2016	2015
	(Amounts in thousands)
Securities:
Non-credit unrealized losses on available for sale securities with OTTI	$(309)	$(344)
Unrealized (losses) gains on available for sale securities without OTTI	(273)	71
Tax impact	233	108
	$(349)	$(165)

Computation of Earnings Per Common Share
Earnings per common share have been computed based on the following for 2016 and 2015:

	2016	2015
	(dollars in thousands, except share data)
Basic earnings per common share
Net income available to common shareholders	$17,310	$9,497
Average common shares outstanding	6,846,514	6,700,718
Basic earnings per common share	$2.53	$1.42
Diluted earnings per common share
Net income available to common shareholders	$17,310	$9,497
Dividend on Preferred Series B	1,200	1,200
Net income available to common shareholders pre dividend on Preferred Series B	$18,510	$10,697
Average common shares outstanding	6,846,514	6,700,718
Dilutive potential common shares	2,118,186	2,071,409
Total diluted average common shares outstanding	8,964,700	8,772,127
Diluted earnings per common share	$2.06	$1.22